Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

8.        Commitments and Contingencies

Capital commitment

As of December 31, 2021 and 2022, no capital commitment was expected.

Legal Proceeding

As of December 31, 2022, the Group is not aware of any material outstanding claim and litigation against them.